Schedule I - Parent Company Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2021
Summary of Condensed Balance Sheet
Condensed Balance Sheet (in thousands USD)

	December 31, 2021	December 31, 2020
Assets
Non-current assets
Investment in subsidiaries	$261,012	$300,055

Total non-current assets	261,012	300,055

Total assets	$261,012	$300,055

Liabilities, temporary equity and stockholders’ equity
Long-term liabilities
Warrant liability	$286	$15,944

Total liabilities	286	15,944

Temporary equity
Series A Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 7,765,229 shares authorized, and 7,756,158 shares issued and outstanding at December 31, 2020	—	77,562

Series A-1 Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 10,480,538 shares authorized, 7,862,107 shares issued and outstanding at December 31, 2020	—	78,621

Series B Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 9,090,975 shares authorized, 9,090,975 shares issued and outstanding at December 31, 2020	—	90,910

Series C Convertible Preferred Stock; par value $1,000 per share; none authorized, issued and outstanding at December 31, 2021; 6,872,894 shares authorized, 2,566,186 shares issued and outstanding at December 31, 2020	—	16,802

Total temporary equity	—	263,895

Stockholders’ equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021; 55,659,643 shares authorized, 30,281,520 shares issued and outstanding at December 31, 2020	7	3
Additional paid-in capital	401,688	135,616
Accumulated other comprehensive loss	(3,331)	(1,677)
Accumulated deficit	(137,638)	(113,726)

Total stockholders’ equity	260,726	20,216

Total liabilities, temporary equity and stockholders’ equity	$261,012	$300,055

Summary of Condensed Statements of Loss and Comprehensive Loss
Condensed Statements of Loss and Comprehensive Loss (in thousands USD)

For the years ended	December 31, 2021	December 31, 2020	December 31, 2019

Equity in net loss of unconsolidated subsidiaries	$(29,177)	$(27,716)	$(23,678)
Change in fair value of warrant liability	(5,267)	7,485	(235)

Loss before income taxes	(23,910)	(35,201)	(23,443)

Net loss	$(23,910)	$(35,201)	$(23,443)

Other comprehensive loss:
Foreign currency translation adjustment	(1,654)	2,116	517

Comprehensive loss	$(25,564)	$(33,085)	$(22,926)

Summary of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows (in thousands USD)

For the years ended	December 31, 2021	December 31, 2020	December 31, 2019

Cash flows from operating activities
Net loss	$(23,910)	$(35,201)	$(23,443)
Adjustments to reconcile net loss to net cash provided by operating activities		—	—
Equity in net loss of unconsolidated subsidiaries	29,177	27,716	23,678
Change in fair value of warrant liability	(5,267)	7,485	(235)

Cash provided by operating activities	$—	$—	$—

Cash flows from investing activities
Distribution from subsidiary	5,947	200	80

Cash provided by investing activities	$5,947	$200	$80
Cash flows from financing activities
Repurchase of common stock	—	(200)	(80)
Issuance of common stock, net of transaction costs	223,968	—	—
Settlement of preferred stock	(229,915)	—	—

Cash used in financing activities	$(5,947)	$(200)	$(80)
Effect of exchange rate change on cash and cash equivalents	—	—	—

Change in cash and cash equivalents and restricted cash	—	—	—
Cash and cash equivalents and restricted cash, beginning of year	—	—	—

Cash and cash equivalents and restricted cash, end of year	$—	$—	$—

Non-cash investing and financing activities:
Equity issued for acquisition of Integron, LLC	$—	$—	$7,000

Share-based payment awards issued to employees of subsidiaries	$1,839	$1,161	$1,682